              As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 33-82190
                                                       '40 Act File No. 811-8666


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                         Post-Effective Amendment No. 3         [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 4                [x]



                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on October 29, 1996 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500.00 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.


                                    1 of 97

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                         PAGE
Part A   INFORMATION REQUIRED IN A PROSPECTUS
    Item  1. Cover page.......................................................................      6
    Item  2. Definitions......................................................................      7
    Item  3. Synopsis or Highlights...........................................................     14
    Item  4. Condensed Financial Information..................................................     15
    Item  5. General Description of Registrant, Depositor, and Portfolio Companies............     16
    Item  6. Deductions and Expenses..........................................................     18
    Item  7. General Description of Variable Annuity Contracts................................     20
    Item  8. Annuity Period...................................................................     24
    Item  9. Death Benefit and Distributions..................................................     26
    Item 10. Purchases and Contract Value.....................................................     30
    Item 11. Redemptions......................................................................     32
    Item 12. Taxes............................................................................     33
    Item 13. Legal Proceedings................................................................     38
    Item 14. Table of Contents of the Statement of Additional Information.....................     38

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item 15. Cover Page.......................................................................     41
    Item 16. Table of Contents................................................................     41
    Item 17. General Information and History..................................................     41
    Item 18. Services.........................................................................     41
    Item 19. Purchase of Securities Being Offered.............................................     41
    Item 20. Underwriters.....................................................................     42
    Item 21. Calculation of Performance Information...........................................     42
    Item 22. Annuity Payments.................................................................     44
    Item 23. Financial Statements.............................................................     45

Part C   OTHER INFORMATION
    Item 24. Financial Statements and Exhibits................................................     82
    Item 25. Directors and Officers of the Depositor..........................................     84
    Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant...     86
    Item 27. Number of Contract Owners........................................................     95
    Item 28. Indemnification..................................................................     95
    Item 29. Principal Underwriter............................................................     95
    Item 30. Location of Accounts and Records.................................................     96
    Item 31. Management Services..............................................................     96
    Item 32. Undertakings.....................................................................     96



                                    2 of 97

                      SUPPLEMENT DATED OCTOBER 28, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY ("COMPANY")

                                   THROUGH ITS

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. The Company and Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), the principal underwriter of Contracts described in this prospectus, have applied to the Securities and Exchange Commission ("SEC") for an Order permitting the substitution of certain underlying Mutual Funds described in this supplement for certain Fidelity Advisor Annuity Funds, which are currently available in the Nationwide Fidelity Advisor Separate Account ("Separate Account"). If granted, the Order will permit the elimination and replacement of certain underlying Mutual Funds as specified in the following table:

         -----------------------------------------------------------------------------------------------
                 FUNDS TO BE REPLACED                    SUBSTITUTION FUNDS (ADDED WITH THIS
                                                                     SUPPLEMENT)

         Fidelity Advisor Annuity -               Fidelity Variable Insurance Products Fund -
         High Yield Fund                          High Income Portfolio
         -----------------------------------------------------------------------------------------------
         Fidelity Advisor Annuity  -              Fidelity Variable Insurance Products Fund - Money
         Money Market Fund                        Market Portfolio
         -----------------------------------------------------------------------------------------------
         Fidelity Advisor Annuity -               Fidelity Variable Insurance Products Fund - Overseas
         Overseas Fund                            Portfolio
         -----------------------------------------------------------------------------------------------
         Fidelity Advisor Annuity -               Fidelity Variable Insurance Products Fund - Investment
         Government Investment Fund               Grade Bond Portfolio
         -----------------------------------------------------------------------------------------------

         Until the Order is granted by the SEC, all of the underlying Mutual Funds currently available in the Separate Account, as well as the underlying Mutual Funds added pursuant to this supplement, will be available to all Contract Owners as funding options. If the Order is granted, the Company and Fidelity will establish and inform all Contract Owners of an "Exchange Date" on which all the underlying Mutual FUNDS TO BE REPLACED (as shown in the foregoing table) will be eliminated in favor of the SUBSTITUTION FUNDS indicated. The Company and Fidelity believe that this substitution transaction will benefit Contract Owners because the SUBSTITUTION FUNDS have investment objectives which are similar to those of the underlying Mutual FUNDS TO BE REPLACED and generally have lower expense rates. Contract Owners who have invested in the FUNDS TO BE REPLACED should contact their own investment advisor to determine whether a transfer into the SUBSTITUTION FUNDS would be beneficial at this time.

2. Page 1 of the Prospectus is hereby amended to include the following underlying Mutual Fund options, to be effective November 1, 1996:

                    Fidelity Variable Insurance Products Fund

                              High Income Portfolio
                         Investment Grade Bond Portfolio
                             Money Market Portfolio
                               Overseas Portfolio



                                    3 of 97

3. The Underlying Mutual Fund Annual Expenses provision located on page 6 of the Prospectus is hereby amended to include the following information:

        --------------------------------------------------------------------------------------------------------
                                                              Management            Other          Total Mutual
                                                                 Fees              Expenses        Fund Expenses
        --------------------------------------------------------------------------------------------------------
        Fidelity Variable Insurance Products Fund -
          High Income Portfolio                                 0.60%               0.11%              0.71%
        --------------------------------------------------------------------------------------------------------
        Fidelity Variable Insurance Products Fund -             0.45%               0.14%              0.59%
          Investment Grade Bond Portfolio
        --------------------------------------------------------------------------------------------------------
        Fidelity Variable Insurance Products Fund -             0.24%               0.11%              0.35%
            Money Market Portfolio
        --------------------------------------------------------------------------------------------------------
        Fidelity Variable Insurance Products Fund -             0.76%               0.15%              0.91%
          Overseas Portfolio
        --------------------------------------------------------------------------------------------------------

4. The Example located on page 7 of the Prospectus is hereby amended to include the following information:

------------------------------------------------------------------------------------------------------------------------------------
                             If you surrender your Contract       If you do not surrender your       If you annuitize your Contract
                              at the end of the applicable         Contract at the end of the         at the end of the applicable
                                      time period                   applicable time period                   time period
------------------------------------------------------------------------------------------------------------------------------------
                             1 Yr.  3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable             91     110      139      241       21       65     112      241        *       65      112      241
Insurance Products Fund -
High Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable             90     106      132      228       20       61     105      228        *       61      105      228
Insurance Products Fund -
Investment Grade Bond
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable             87      99      119      201       17       54      92      201        *       54       92      201
Insurance Products Fund -
Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable             93     116      149      262       23       71     122      262        *       71      122      262
Insurance Products Fund -
Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------------------

5. The section entitled "Underlying Mutual Fund Options" located on page 10 of the Prospectus is hereby amended to include the following information:

       FIDELITY VARIABLE INSURANCE PRODUCTS FUND

           The Fund is an open-end diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

           HIGH INCOME PORTFOLIO

           Investment Objective: Seeks to obtain a high level of current income by investing primarily in high risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

           - at least 65% in income-producing debt securities and preferred stocks, including convertible securities
           - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

           Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment



                                    4 of 97
           of principal and interest ("commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

           INVESTMENT GRADE BOND PORTFOLIO

           Investment Objective: To seek as high a level of current income as is consistent with the preservation of capital by investing primarily in a broad range of fixed-income securities. The portfolio manager will normally invest at least 65% of the Portfolio's total assets in investment-grade, fixed-income securities such as bonds, notes and debentures. Although the Portfolio can invest in securities of any maturity, the portfolio manager seeks to manage the fund so that it generally reacts to changes in interest rates similarly to bonds with maturities between five and ten years.

           MONEY MARKET PORTFOLIO

           Investment Objective: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio seeks to obtain its objective by investing in high-quality, short-term money market securities while seeking to maintain a stable $1.00 share price. The Portfolio will invest only in U.S. dollar-denominated securities of domestic and foreign issuers, including banks and other financial institutions, governments and their agencies or instrumentalities, and corporations. The Portfolio follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The Portfolio will purchase only high-quality securities that the portfolio manager believes present minimal credit risks and will observe maturity restrictions on the securities it buys.

           OVERSEAS PORTFOLIO

           Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


                                    5 of 97

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 182610
                    Columbus, Ohio 43218-2610, 1-800-573-5775
               Voice Response (available 24 hours) 1-800-573-2447
                               TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
           ISSUED BY THE NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      OF NATIONWIDE LIFE INSURANCE COMPANY

       The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts shall also mean "Certificates" issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise contractual rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

       Purchase Payments are allocated to the Nationwide Fidelity Advisor Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Funds described below:

                          FIDELITY ADVISOR ANNUITY FUND

         Fidelity Advisor Annuity                 Fidelity Advisor Annuity
         Government Investment Fund               Growth Opportunities Fund

         Fidelity Advisor Annuity                 Fidelity Advisor Annuity
         High Yield Fund*                         Income & Growth Fund

         Fidelity Advisor Annuity                 Fidelity Advisor Annuity
         Money Market Fund                        Overseas Fund

      *The High Yield Fund may invest in lower quality debt securities commonly referred to as junk bonds.

       This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Fidelity Advisor Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information, dated May 1, 1996, containing further information about the Contracts and the Nationwide Fidelity Advisor Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 182610, Columbus, Ohio 43218-2610.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1996, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 33 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.

                                    6 of 97

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named in the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. A Contingent Designated Annuitant may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner in the application, unless changed.

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant (or the Contingent Designated Annuitant, if applicable). This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

                                    7 of 97

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY (IRA)- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND (FUND)- A registered management investment company in which assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT-The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENT-A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.

QUALIFIED CONTRACT- A Contract which receives favorable tax treatment under the provisions of the Code, including those described in Sections 401 and 403(a).

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and from which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is a sufficient degree of trading of the underlying Mutual Fund shares held by the Variable Account, such that the current value of the Variable Account Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Fidelity Advisor Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                    8 of 97

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS .................................................................................     2
SUMMARY OF CONTRACT EXPENSES ..............................................................................     6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES ....................................................................     7
SYNOPSIS ..................................................................................................     9
CONDENSED FINANCIAL INFORMATION ...........................................................................    10
NATIONWIDE LIFE INSURANCE COMPANY .........................................................................    11
THE VARIABLE ACCOUNT ......................................................................................    11
         Underlying Mutual Fund Options ...................................................................    11
         Fidelity Advisor Annuity Fund ....................................................................    11
         Voting Rights ....................................................................................    12
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS .........................................    13
         Mortality Risk Charge ............................................................................    13
         Expense Risk Charge ..............................................................................    13
         Contingent Deferred Sales Charge .................................................................    13
         Elimination of Contingent Deferred Sales Charge ..................................................    14
         Contract Maintenance Charge and Administration Charge ............................................    15
         Premium Taxes ....................................................................................    15
         Expenses of Variable Account .....................................................................    15
         Investments of the Variable Account ..............................................................    16
         Right to Revoke ..................................................................................    16
         Transfers ........................................................................................    16
         Assignment .......................................................................................    17
         Loan Privilege ...................................................................................    17
         Ownership Provisions .............................................................................    18
         Contingent Owner and Beneficiary Provisions ......................................................    19
         Substitution of Securities .......................................................................    19
         Contract Owner Inquiries .........................................................................    19
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT ...................................................................    19
         Value of an Annuity Unit .........................................................................    20
         Assumed Investment Rate ..........................................................................    20
         Frequency and Amount of Annuity Payments .........................................................    20
         Annuity Commencement Date ........................................................................    20
         Change in Annuity Commencement Date ..............................................................    20
         Change in Form of Annuity ........................................................................    20
         Annuity Payment Options ..........................................................................    20
         Death of Contract Owner ..........................................................................    21
         Death of Designated Annuitant Prior to the Annuitization Date ....................................    22
         Death Benefit After the Annuitization Date .......................................................    22
         Required Distribution for Qualified Plans or Tax Sheltered Annuities .............................    22
         Required Distributions for Individual Retirement Annuities .......................................    23
         Generation-Skipping Transfers ....................................................................    24
GENERAL INFORMATION .......................................................................................    24
         Contract Owner Services ..........................................................................    24
         Statements and Reports ...........................................................................    25
         Allocation of Purchase Payments and Contract Value ...............................................    25
         Value of a Variable Account Accumulation Unit ....................................................    26
         Net Investment Factor ............................................................................    26
         Valuation of Assets ..............................................................................    26
         Determining the Contract Value ...................................................................    26
         Surrender (Redemption) ...........................................................................    27
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract ..............................    27
         Taxes ............................................................................................    28
         Non-Qualified Contracts ..........................................................................    29
         Diversification ..................................................................................    30
         Charge for Tax Provisions ........................................................................    30

                                    9 of 97

         Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts and Tax Sheltered
           Annuities ......................................................................................    30
         Advertising ......................................................................................    31
LEGAL PROCEEDINGS .........................................................................................    33
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION ..................................................    33
APPENDIX ..................................................................................................    34

                                    10 of 97

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge(1) ...............      7%
                                                                      -----

               RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

       Number of Completed Years from        Contingent Deferred Sales Load
          Date of Purchase Payment                     Percentage
                     0                                     7%
                     1                                     6%
                     2                                     5%
                     3                                     4%
                     4                                     3%
                     5                                     2%
                     6                                     1%
                     7                                     0%


MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE(2) ....................    $30
                                                                     ----

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges ........................   1.25 %
                                                                     ----
       Administration Charge .....................................   0.05 %
                                                                     ----
       Total Variable Account Annual Expenses ....................   1.30 %
                                                                     ----

(1) Starting with the second year after a Purchase Payment has been made, 10% of that Purchase Payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and must be used in the year available. Under current Company administrative practice the Contingent Deferred Sales Charge is waived for: (1) first year withdrawals of up to 10% of each Purchase Payment under Individual Retirement Annuity Contracts (IRAs as defined under Section 408 of the Code), or (2) for Distributions required for the Contract to meet minimum Distribution rules under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. The Contingent Deferred Sales Charge is imposed only against Purchase Payments (see "Contingent Deferred Sales Charge").

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and on the date of surrender in any year in which the entire Contract Value is surrendered (see "Contract Maintenance Charge and Administration Charge").

                                    11 of 97

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES3
         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------
                                                         Management                     Total Mutual
                                                            Fees      Other Expenses    Fund Expenses
-----------------------------------------------------------------------------------------------------

Fidelity Advisor Annuity-Government Investment Fund*        0.00           1.00             1.00
-----------------------------------------------------------------------------------------------------

Fidelity Advisor Annuity-Growth Opportunities Fund          0.61           0.28             0.89
-----------------------------------------------------------------------------------------------------

Fidelity Advisor Annuity-High Yield Fund*                   0.43           0.57             1.00%
-----------------------------------------------------------------------------------------------------

Fidelity Advisor Annuity-Income & Growth Fund               0.51           0.95             1.46
-----------------------------------------------------------------------------------------------------

Fidelity Advisor Annuity-Money Market Fund*                 0.24           0.55             0.79
-----------------------------------------------------------------------------------------------------

Fidelity Advisor Annuity-Overseas Fund                      0.00           1.50             1.50
-----------------------------------------------------------------------------------------------------

*      Annualized

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from contract values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The amounts are based on historical expenses. The Growth Opportunities Fund, the Income and Growth Fund and the Money Market Fund are adjusted to reflect current fees, and are calculated as a percentage of each underlying Mutual Fund's average net assets. The investment adviser has voluntarily agreed to reimburse the operating expenses of each fund above an annual rate of 1.00%, 1.50%, 1.00%, 1.50%, 1.00% and 1.50% of the average net assets of the Government Investment Fund, the Growth Opportunities Fund, the High Yield Fund, the Income & Growth Fund, the Money Market Fund and the Overseas Fund, respectively. If these agreements were not in effect, the management fees, other expenses, and total underlying Mutual Fund expenses would be 0.45%, 1.44% and 1.89% for the Government Investment Fund; 0.60%, 0.56% and 1.16% for the High Yield Fund; and 0.76%, 2.14% and 2.90% for the Overseas Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

                                    12 of 97

                                     EXAMPLE

         The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

------------------------------------------------------------------------------------------------------------------------------------
                            If you surrender your Contract       If you do not surrender your      If you annuitize your Contract
                             at the end of the applicable         Contract at the end of the        at the end of the applicable
                                     time period                    applicable time period                  time period
-----------------------------------------------------------------------------------------------------------------------------------
                           1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs   5 Yrs.   10 Yrs.   1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor            94      119      154       272      24       74     127       272       *       74      127       272
Annuity- Government
Investment Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor            93      116      148       260      23       71     121       260       *       71      121       260
Annuity- Growth
Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor            94      119      154       272      24       74     127       272       *       74      127       272
Annuity- High Yield Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor            99      134      178       319      29       89     151       319       *       89      151       319
Annuity- Income &
Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor            92      113      143       249      22       68     116       249       *       68      116       249
Annuity- Money Market
Fund
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor            99      135      180       323      29       90     153       323       *       90      153       323
Annuity- Overseas Fund
-----------------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

         The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Fidelity Advisor Variable Account as well as those of the underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see the "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    13 of 97

                                    SYNOPSIS

       The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge from the Contract Value of the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").

       The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, the premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").

       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                    14 of 97

CONDENSED FINANCIAL INFORMATION
Accumulation Unit Values for an Accumulation Unit outstanding through the period.

                                  ACCUMULATION     ACCUMULATION         PERCENT         NUMBER OF
                                   UNIT VALUE       UNIT VALUE         CHANGE IN       ACCUMULATION
                                  AT BEGINNING        AT END         ACCUMULATION      UNITS AT END
             FUND                  OF PERIOD         OF PERIOD        UNIT VALUE      OF THE PERIOD       YEAR
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        11.504795           15.05%           27,705          1995
Government Investment Fund-Q
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        11.504795           15.05%           20,929          1995
Government Investment Fund-NQ
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        13.082083           30.82%          765,860          1995
Growth Opportunities Fund-Q
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        13.082083           30.82%          706,845          1995
Growth Opportunities Fund-NQ
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        11.858324           18.58%          138,890          1995
High Yield Fund-Q
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        11.858324           18.58%          136,503          1995
High Yield Fund-NQ
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        11.245581           12.46%          208,830          1995
Income & Growth Fund-Q
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        11.245581           12.46%          214,834          1995
Income & Growth Fund-NQ
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        10.385538            3.86%           68,159          1995
Money Market Fund-Q*
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        10.385538            3.86%           93,702          1995
Money Market Fund-NQ*
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        10.868973            8.69%           73,727          1995
Overseas Fund-Q
--------------------------------------------------------------------------------------------------------------
Fidelity Advisor Annuity-           10.000000        10.868973            8.69%           56,545          1995
Overseas Fund-NQ
--------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Money Market Fund as of December 31, 1995 was 4.08%.

                                    15 of 97

                        NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise", with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on July 22, 1994, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities and one such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts.


UNDERLYING MUTUAL FUND OPTIONS

       Contract Owners may choose from among a number of different underlying Mutual Fund options. A summary of investment objectives is contained in the descriptions of each underlying Mutual Fund below.

FIDELITY ADVISOR ANNUITY FUND

       The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 15, 1994. The Fund shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management and Research Company ("FMR") is the Fund's manager and advisor.

       GOVERNMENT INVESTMENT FUND
       Investment Objective: Seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the fund's total assets will be invested in government securities.

       GROWTH OPPORTUNITIES FUND
       Investment Objective: Seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of companies that FMR believes have long-term growth potential. Growth can be considered either appreciation of the security itself or growth of the company's earnings or gross sales. Accordingly, these securities will pay little, if any, income, which will be entirely incidental to the objective of capital growth.

       HIGH YIELD FUND
       Investment Objective: Seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.

                                    16 of 97

       The Fund normally will invest at least 65% of its total assets in high-yielding, income producing debt securities and preferred stocks, including convertible and zero coupon securities. The Fund may invest all or a substantial portion of its assets in lower-quality debt securities (commonly referred to as "junk bonds"). This is an aggressive approach to income investing.

       INCOME & GROWTH FUND
       Investment Objective: Seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. The Fund will invest in equity securities, convertible securities, preferred and common stocks paying any combination of dividends and capital gains and in fixed-income securities. The Fund also may buy securities that are not paying dividends but offer prospects for growth of capital or future income. The proportion of the Fund's assets invested in each type of security will vary from time to time in accordance with FMR's assessment of economic conditions.

       MONEY MARKET FUND
       Investment Objective: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers.

       OVERSEAS FUND
       Investment Objective: Seeks growth of capital primarily through investments in foreign securities. The Fund defines foreign securities as securities of issuers whose principal activities are outside the United States. Normally, at least 65% of the Fund's total assets will be invested in securities of issuers from at least three different countries outside of North America (the United States, Canada, Mexico and Central America).

       More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-573-5775, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035 or writing P.O. Box
182610, Columbus, Ohio 43218-2610.

       The underlying Mutual Fund options may also be available to other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under a Contract shall be the Contract Owner. The number of shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the applicable share of the underlying Mutual Fund corresponding to the Sub-Account.

                                    17 of 97

       The number of shares which a person has the right to vote will be determined as of the date chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Voting instructions will be solicited by written communication at least 15 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material, and a form with which to give such voting instructions.

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or the general population.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

       No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Elimination of Contingent Deferred Sales Charge" section) deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the general account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 5.25% of Purchase Payments.

       For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Purchase Payments within the time periods set forth. In no event will any Contingent Deferred Sales Charge be deducted against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Designated Annuitant.

                                    18 of 97

       The Contingent Deferred Sales Charge applies to Purchase Payments as follows:

       NUMBER OF COMPLETED     CONTINGENT DEFERRED     NUMBER OF COMPLETED     CONTINGENT DEFERRED
       YEARS FROM DATE OF          SALES CHARGE        YEARS FROM DATE OF         SALES CHARGE
        PURCHASE PAYMENT            PERCENTAGE          PURCHASE PAYMENT           PERCENTAGE
                0                       7%                      4                      3%
                1                       6%                      5                      2%
                2                       5%                      6                      1%
                3                       4%                      7                      0%

       Starting with the second year after a Purchase Payment has been made under the Contract, 10% of that Purchase Payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and will not exceed 10% of the Purchase Payment in any year. The Contingent Deferred Sales Charge is waived for either: (1) first year withdrawals of up to 10% of each Purchase Payment under Individual Retirement Annuity Contracts, or (2) for Distributions required for the Contract to meet minimum Distribution rules under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if withdrawals are taken prior to age 59-1/2.

       When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, shall be the larger of (a) or (b), where (a) is:

       The amount which would otherwise be available for withdrawal without deduction of a Contingent Deferred Sales Charge;

and where (b) is:

       The difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

       For Tax Sheltered Annuity Contracts, Qualified Contracts sold in conjunction with section 401 of the Code, and SEP-IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

       A. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code
              Section 401(k));

       B.     the Plan Participant becomes disabled (within the meaning of Code
              Section 72(m)(7));

       C. the Plan Participant attains age 59-1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

       D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

       E.     the Plan Participant dies; or

       F. the Contract is annuitized after 2 years from the inception of the Contract.

       For Non-Qualified Contracts and IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

       A.     the Designated Annuitant dies; or

       B.     the Contract Owner annuitizes after 2 years in the Contract.

       When a Contract described in this prospectus is exchanged for another Contract issued by the Company, or any of its affiliated insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract. Contingent Deferred Sales Charges apply to the Contract received in the exchange.

                                    19 of 97

       In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE

       Each year on the Contract Anniversary, (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts an Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Contract Maintenance Charge is as follows:

             -----------------------------------------------------

                  AMOUNT               TYPES OF CONTRACTS ISSUED
             -----------------------------------------------------

                  $30.00         - Non-Qualified Contracts

                                 - Individual Retirement Annuity
                                   Contracts
             -----------------------------------------------------

             $12.00 or $0.00(1)  - Qualified Contracts

                                 - Tax Sheltered Annuity Contracts
             -----------------------------------------------------

(1) The charge is determined based on Company underwriting guidelines.

       All Contract Maintenance Charge reductions shall be based on objective underwriting guidelines which shall be applied in a non-discriminatory manner.

       The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment investment allocations are to the Fixed Account and Variable Account. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses. In any Contract Year when a Contract is surrendered for its full value on any date other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) at such earlier date as the Company may become subject to such taxes.

EXPENSES OF VARIABLE ACCOUNT

       The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing expenses through the deduction by the Company of the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

       For 1995, the Variable Account incurred total expenses equal to 0.90% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund's prospectus.



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INVESTMENTS OF THE VARIABLE ACCOUNT

       At the time of purchase each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. At the time of application, the Contract Owner designates the underlying Mutual Fund to which he or she desires to have Purchase Payments allocated. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

       The Contract Owner may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

       The Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account without penalty or adjustment. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. The Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period.

       The Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without Owners having to elect this privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the


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Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant. Such assignment will take effect upon receipt by the Company of a written notice executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment. Individual Retirement Annuities, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

       If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments, which is pledged or assigned, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract to be included in gross income each year that the assignment is in effect.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which impose restrictions on loans.

       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During



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the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

       If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then that payment, which may be a single periodic payment or payment of the entire loan, will be treated as a deemed Distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

       Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

       Loans may also be limited or controlled by the provisions of the employer's plan.

       Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities , SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

OWNERSHIP PROVISIONS

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If the Owner dies prior to the Annuitization Date, Contract ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Of Designated Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date ownership will be based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

       Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner at any time, but such change may be subject to state and federal gift taxes and may be treated as an assignment of the Contract for income tax purposes. Such an assignment would result in a deemed Distribution of the value of the Contract. Any new choice of Contract Owner will automatically revoke any prior choice of Contract Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its Home Office. A request for change of Contract Owner must be a "proper written application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

       A change in the Designated Annuitant will have the following conditions:
(1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting and approval by the Company.




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
CONTINGENT OWNER AND BENEFICIARY PROVISIONS

       The Contingent Owner is the person (or persons) who may receive certain benefits under the Contract if the Contract Owner dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If a Contingent Owner is not named or predeceases the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change. Unless the Contingent Owner is also the named Beneficiary (or Contingent Beneficiary, if applicable), the Contingent Owner shall have no rights in the Contract if the Contract Owner/Annuitant dies. If a Contract Owner/Annuitant dies, disposition of the Contract shall be determined based on the "Death of Designated Annuitant Prior to the Annuitization Date" provisions.

       The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Designated Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43218-2610, or calling 1-800-573-5775, Voice Response (available 24 hours) 1-800-573-2447, TDD
1-800-238-3035.

                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company




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guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were available for purchase. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

       If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

CHANGE IN FORM OF ANNUITY

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

       Any of the following Annuity Payment Options may be elected:

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.



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       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An
       annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

       (2) If a Beneficiary is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

       If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Qualified Plan Contracts, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

DEATH OF CONTRACT OWNER

A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:

       (1) If the Contract Owner dies prior to the Annuitization Date, the entire interest in the Contract, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed within 5 years unless the recipient of the Distribution is the Contract Owner's spouse. Such Distribution will be paid to the Designated Annuitant unless the Owner has named a Contingent Owner or his or her estate to receive the Distribution. In the alternative, the Designated Annuitant or Contingent Owner (where one is named) may elect to receive Distribution in the form of a life annuity or an annuity for a period certain not exceeding the Designated Annuitant's (Contingent Owner's) life expectancy and such annuity must begin within one year following the date of the Contract Owner's death. In the event the Designated Annuitant or Contingent Owner is the Contract Owner's spouse, the Contract may be continued by such Designated Annuitant or Contingent Owner, treating the spouse as the Contract Owner. In the event the Designated Annuitant does not survive the Contract Owner, or if the Designated Annuitant and the Contract Owner are the same person, a Distribution will be made in accordance with the "Death of Designated Annuitant Prior To The Annuitization Date" provision below; provided, however, that all Distributions are made as a result of the death of Contract Owner shall be made within the time limits set forth in this paragraph. If the Contract Owner and the Designated Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner, but Distribution must be made as discussed in this provision.

       (2) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, Distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner/Annuitant's death.

B. If the Contract Owner is not a natural person, the death of the Designated Annuitant (or a change of the Designated Annuitant) will be treated like a death of the Contract Owner and will result in a Distribution pursuant to Section (1), regardless of whether a Contingent Designated Annuitant has also been named. The Distribution will take the form of either:

       (a) the Death Benefit described in the "Death Benefit at Death of Designated Annuitant Prior To Annuitization Date" provision (if the Designated Annuitant has died and there is no Contingent Designated Annuitant), or, in all cases,

       (b) the benefit described in Section (1) of this provision, except that in the event of a change of Designated Annuitant, the benefit will be paid to the Contract Owner if the Designated Annuitant is living, or as a Death Benefit to the Beneficiary upon the death of the Designated Annuitant (and the




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              Contingent Designated Annuitant, if any) prior to the expiration of the period described in Section (1) of this provision.

DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITIZATION DATE

       A Death Benefit is payable to the Beneficiary unless, the Contract Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives (1) due proof of death and (2) an election for a single sum payment or Annuity Payment Option.

       Contracts issued in connection with Qualified Plans, Individual Retirement Annuities, or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner or Designated Annuitant (see the "Required Distribution For Qualified Plans or Tax Sheltered Annuities" provision).

       If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of (i) the sum of all Purchase Payments, less any amounts surrendered, or (ii) the Contract Value.

       If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday; (2) the Company has approved the request; and (3) the Designated Annuitant dies after his or her 75th birthday; the dollar amount of the Death Benefit will be equal to the Contract Value.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

       The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

       A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary; or

       B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary provided that, for Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

       If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code Section 414(d)), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year in which the fifth anniversary of his or her death occurs unless:



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(a)    In the case of a Tax Sheltered Annuity the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Contract Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat a Tax Sheltered Annuity as his or her own to the extent permitted by law.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

       Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2 provided that, for Individual Retirement Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity Contract or Individual Retirement Account of the Annuitant. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or designated Beneficiary, or (b) a period not extending beyond life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated Beneficiary.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the year in which the fifth anniversary of his or her death occurs unless:

(a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) The Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat the Individual Retirement Annuity as his or her own, in the same manner as is described in Section (a)(i) of this provision.

       If the amounts distributed do not satisfy the Distribution rules mentioned above, a penalty tax of 50% is levied on that portion of the minimum Distribution amount that should have been distributed for that year.

       A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner of an Individual Retirement Annuity must



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annually report the amount of non-deductible contributions, the amount of any
Distribution, the amount by which non-deductible contributions for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.

       Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

       The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

       A direct skip may occur when property is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

       ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. An Asset Rebalancing request must be in writing on a form provided by the Company.

       Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract..

       The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer amounts from the Money Market Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice; such discontinuation will not affect Dollar Cost Averaging programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and




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the Fixed Account. A Contingent Deferred Sales Charge may also apply to
Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect any Systematic Withdrawal programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year a semi-annual and annual report containing financial statements for the Variable Account, as of June 30 and December 31, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase Payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 Purchase Payment minimum for certain employer sponsored programs. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.

       The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

       THE PURCHASER IS CAUTIONED THAT THE INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

       Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



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VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were made available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the Fidelity Advisor Annuity Money Market
Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves (see "Charge For Tax Provisions").

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.





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SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the surrender must be requested in writing by the Contract Owner, satisfy all good order requirements, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

       Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940 and to participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:




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       1.     when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.     The surrender limitations described in Section A. above also apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

       A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.

       The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.

       INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

TAXES

       The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

       Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for (1) Qualified Contracts; (2) Individual Retirement Annuities and Individual Retirement Accounts; (3) Tax Sheltered Annuities; or (4) Non-Qualified Contracts. Each type of annuity is discussed below.

       Distributions to Participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

       Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts. Owner's should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and use of the Contracts.




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NON-QUALIFIED CONTRACTS

       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Designated Annuitant dies prior to excluding from income the entire investment in the Contract, the Designated Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, any portion of the Contract that is assigned or pledged, or any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued by the same company to the same contract owner during any calendar year, will be treated as one annuity contract. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities; immediate annuities; and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as a result of an exchange describe in Section 1035 of the Code, it will generally be considered to have been purchased on the purchase date of the Contract given up in the exchange.

       Code Section 72 also provides for a penalty, equal to 10% of any Distribution which is includable in gross income, if such Distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Designated Annuitant (and the Designated Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Designated Annuitant or Contract Owner selects an annuity for life or life expectancy, or begins a pre-defined series of withdrawals based on life expectancy, and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Designated Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

       In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for Distribution to be made upon the death of the Contract Owner. In such case the Designated Annuitant, Beneficiary or other named recipient must receive the Distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year from the death of the Contract Owner. If the Contract Owner's Beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Designated Annuitant (or a change in the Designated Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Designated Annuitant has been named (see "Required Distribution For Qualified Plans or Tax Sheltered Annuities").




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       The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is paid, through withholding estimated payments.

       Generally, the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

       Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et seq. of the Code.

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract will meet these diversification standards.

       Representatives of the Internal Revenue Service have suggested, from time to time, that a number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

CHARGE FOR TAX PROVISIONS

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

       The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and tax consequences on Distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most Distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated Beneficiary, or c) for a specified period of ten years or more, or

       2.     a required minimum Distribution.

                                    35 of 97

       Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the Distribution is transferred directly to an appropriate plan as described above.

       Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less surrenders) it is possible the Internal Revenue Service could determine that the Individual Retirement Account and Individual Retirement Annuity did not qualify for the desired tax treatment.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

ADVERTISING

       A "yield" and "effective yield" may be advertised for the Fidelity Advisor Annuity Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

       The Company may also from time to time advertise the performance of the Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

       The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: the S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and the Dow Jones Industrial Average.

       Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA Technologies, Morningstar, Donoghue's, Wiesenberger; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

       The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

       The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a

                                    36 of 97
period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

       Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

       For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

Below are the quotations of standardized average annual total return and non-standardized average annual total return for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------------------
                                  1 YEAR TO       5 YEARS TO      LIFE OF FUND     DATE FUND
       SUB-ACCOUNT OPTIONS        12-31-95         12/31/95        TO 12/31/95     EFFECTIVE
--------------------------------------------------------------------------------------------
Fidelity Advisor Annuity            5.19%            N/A              5.19%         12/01/94
Government Investment Fund
--------------------------------------------------------------------------------------------
Fidelity Advisor Annuity
Growth Opportunities Fund          21.14%            N/A             21.14%         12/01/94
--------------------------------------------------------------------------------------------
Fidelity Advisor Annuity            8.76%                             8.76%
High Yield Fund                                      N/A                            12/01/94
--------------------------------------------------------------------------------------------
Fidelity Advisor Annuity            2.57%                             2.57%
Income & Growth Fund                                 N/A                            12/01/94
--------------------------------------------------------------------------------------------
Fidelity Advisor Annuity           -6.11%                            -6.11%
Money Market Fund                                    N/A                            12/01/94
--------------------------------------------------------------------------------------------
Fidelity Advisor Annuity           -1.23%                            -1.23%
Overseas Fund                                        N/A                            12/01/94
--------------------------------------------------------------------------------------------

                                    37 of 97

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------
                                 1 YEAR TO      5 YEARS TO    LIFE OF FUND       DATE FUND
       SUB-ACCOUNT OPTIONS       12-31-95        12/31/95      TO 12/31/95       EFFECTIVE
------------------------------------------------------------------------------------------
Fidelity Advisor Annuity           5.19%           N/A           14.89%           12/01/94
Government Investment Fund
------------------------------------------------------------------------------------------
Fidelity Advisor Annuity
Growth Opportunities Fund         30.84%           N/A           30.84%           12/01/94
------------------------------------------------------------------------------------------
Fidelity Advisor Annuity          18.46%                         18.46%
High Yield Fund                                    N/A                            12/01/94
------------------------------------------------------------------------------------------
Fidelity Advisor Annuity          12.27%                         12.27%
Income & Growth Fund                               N/A                            12/01/94
------------------------------------------------------------------------------------------
Fidelity Advisor Annuity           3.59%                          3.59%
Money Market Fund                                  N/A                            12/01/94
------------------------------------------------------------------------------------------
Fidelity Advisor Annuity           8.47%                          8.47%
Overseas Fund                                      N/A                            12/01/94
------------------------------------------------------------------------------------------

                                LEGAL PROCEEDINGS

       There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

       The General Distributor, Fidelity Investments Institutional Services Company, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History ..........................................     1
Services .................................................................     1
Purchase of Securities Being Offered .....................................     1
Underwriters .............................................................     2
Calculations of Performance ..............................................     2
Underlying Mutual Fund Performance Summary ...............................     3
Annuity Payments .........................................................     4
Financial Statements .....................................................     5

                                    38 of 97

                                    APPENDIX

       Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Fidelity Advisor Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers must be made within 30 days after the expiration date of the guarantee period. Owners who have

                                    39 of 97
entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.

                                    40 of 97

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1996

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
               BY THE NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      OF NATIONWIDE LIFE INSURANCE COMPANY

    This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1996. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43218-2610, or calling 1-800-573-5775, Voice Response (available 24 hours) 1-800-573-2447, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History ..........................................     1
Services .................................................................     1
Purchase of Securities Being Offered .....................................     1
Underwriters .............................................................     2
Calculations of Performance ..............................................     2
Underlying Mutual Fund Performance Summary ...............................     3
Annuity Payments .........................................................     4
Financial Statements .....................................................     5

GENERAL INFORMATION AND HISTORY

       The Nationwide Fidelity Advisor Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

       The Company has entered into an agreement with the adviser of the underlying Mutual Funds. The agreement relates to administrative services furnished by the Company and provides for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

       The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

       The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then

                                    43 of 97
current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 30 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

       Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS

       The Contracts, which are offered continuously, are distributed by Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109. The Company has paid no underwriting commission to Fidelity. During the year ended December 31, 1995, no underwriting commissions were paid by the Company to Fidelity.

CALCULATIONS OF PERFORMANCE

       Any current yield quotations of the Fidelity Advisor Annuity Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1995, the Fidelity Advisor Annuity Money Market Fund Sub-Account's seven day current unit value yield was 4.08%. The Fidelity Advisor Annuity Money Market Fund Sub-Account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund, and for the period ending December 31, 1995, the effective yield was 4.16%.

       The Fidelity Advisor Annuity Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Fidelity Advisor Annuity Money Market Fund Sub-Account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

       Income gathered within a bond Sub-Account may be reflected in "30 Day Yield" quotations. Such quotations are computed by dividing the net investment income per Accumulation Unit during a 30 day period by the maximum unit value per Accumulation Unit on the last day of the period. The formula for arriving at bond fund yield quotations is as follows: 2[((a-b)/cd+1)6-1] where: a = net investment income earned by the applicable portfolio; b = expenses for the period, including contract level fees and charges; c = the average daily number of Accumulation Units outstanding during the period; and d = the maximum offering price per Accumulation Unit on the last day of the period.

       All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see the "Contingent Deferred Sales

                                    44 of 97

Charge" provision located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per Contract charge.

       The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the Sub-Account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

       Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

Below are the quotations of standardized average annual total return and non-standardized average annual total return, calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------
                                1 YEAR TO      5 YEARS TO    LIFE OF FUND     DATE FUND
       SUB-ACCOUNT OPTIONS      12-31-95        12/31/95      TO 12/31/95     EFFECTIVE
---------------------------------------------------------------------------------------
Fidelity Advisor Annuity          5.19%           N/A            5.19%         12/01/94
Government Investment Fund
---------------------------------------------------------------------------------------
Fidelity Advisor Annuity
Growth Opportunities Fund        21.14%           N/A           21.14%         12/01/94
---------------------------------------------------------------------------------------
Fidelity Advisor Annuity          8.76%                          8.76%
High Yield Fund                                   N/A                          12/01/94
---------------------------------------------------------------------------------------
Fidelity Advisor Annuity          2.57%                          2.57%
Income & Growth Fund                              N/A                          12/01/94
---------------------------------------------------------------------------------------
Fidelity Advisor Annuity         -6.11%                         -6.11%
Money Market Fund                                 N/A                          12/01/94
---------------------------------------------------------------------------------------
Fidelity Advisor Annuity         -1.23%                         -1.23%
Overseas Fund                                     N/A                          12/01/94
---------------------------------------------------------------------------------------

                                    45 of 97

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------
                                  1 YEAR TO      5 YEARS TO    LIFE OF FUND     DATE FUND
       SUB-ACCOUNT OPTIONS        12-31-95        12/31/95      TO 12/31/95     EFFECTIVE
-----------------------------------------------------------------------------------------

Fidelity Advisor Annuity           14.89%           N/A           14.89%         12/01/94
Government Investment Fund
-----------------------------------------------------------------------------------------
Fidelity Advisor Annuity
Growth Opportunities Fund          30.84%           N/A           30.84%         12/01/94
-----------------------------------------------------------------------------------------
Fidelity Advisor Annuity           18.46%                         18.46%
High Yield Fund                                     N/A                          12/01/94
-----------------------------------------------------------------------------------------
Fidelity Advisor Annuity           12.27%                         12.27%
Income & Growth Fund                                N/A                          12/01/94
-----------------------------------------------------------------------------------------
Fidelity Advisor Annuity            3.59%                          3.59%
Money Market Fund                                   N/A                          12/01/94
-----------------------------------------------------------------------------------------
Fidelity Advisor Annuity            8.47%                          8.47%
Overseas Fund                                       N/A                          12/01/94
-----------------------------------------------------------------------------------------

ANNUITY PAYMENTS

       See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    46 of 97

================================================================================

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Contract Owners of
  Nationwide Fidelity Advisor Variable Account
  Nationwide Life Insurance Company:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1995, and the related statement of operations and changes in contract owners' equity and schedule of changes in unit value for the year then ended. These financial statements and schedule of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedule of changes in unit value based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and schedule of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedule of changes in unit value for the year then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996



================================================================================

================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995


ASSETS:
Investments at market value:
  Fidelity Advisor Annuity Government Investment Fund (FAAGvInv)
     757,673 shares (cost $8,418,241) ..........................       $  8,395,016
  Fidelity Advisor Annuity Growth Opportunities Fund (FAAGroOp)
     12,568,860 shares (cost $153,577,483) .....................        164,274,999
  Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
     3,399,341 shares (cost $38,988,010) .......................         39,364,365
  Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr)
     3,863,222 shares (cost $42,013,333) .......................         43,152,191
  Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
     28,974,511 shares (cost $28,974,511) ......................         28,974,511
  Fidelity Advisor Annuity Overseas Fund (FAAOSeas)
     1,505,319 shares (cost $16,122,382) .......................         16,483,238
                                                                       ------------
         Total investments .....................................        300,644,320
Accounts receivable ............................................              8,007
                                                                       ------------
         Total assets ..........................................        300,652,327
                                                                       ============
CONTRACT OWNERS' EQUITY ........................................       $300,652,327
                                                                       ============

Contract owners' equity represented by:                         Units       Unit Value
                                                                -----       ----------
Fidelity Advisor Annuity Classic contracts:
    Fidelity Advisor Annuity
    Government Investment Fund:
       Tax qualified ..........................                 27,705   $      11.504795       $        318,740
       Non-tax qualified ......................                 20,929          11.504795                240,784
    Fidelity Advisor Annuity
    Growth Opportunities Fund:
       Tax qualified ..........................                765,860          13.082083             10,019,044
       Non-tax qualified ......................                706,845          13.082083              9,247,005
    Fidelity Advisor Annuity High Yield Fund:
       Tax qualified ..........................                138,890          11.858324              1,647,003
       Non-tax qualified ......................                136,503          11.858324              1,618,697
    Fidelity Advisor Annuity
    Income & Growth Fund:
       Tax qualified ..........................                208,830          11.245581              2,348,415
       Non-tax qualified ......................                214,834          11.245581              2,415,933
    Fidelity Advisor Annuity Money Market Fund:
       Tax qualified ..........................                 68,159          10.385538                707,868
       Non-tax qualified ......................                 93,702          10.385538                973,146
    Fidelity Advisor Annuity Overseas Fund:
       Tax qualified ..........................                 73,727          10.868973                801,337
       Non-tax qualified ......................                 56,545          10.868973                614,586
Fidelity Advisor Annuity Select contracts:
    Fidelity Advisor Annuity
    Government Investment Fund:
       Tax qualified ..........................                237,795          11.493314              2,733,053
       Non-tax qualified ......................                443,946          11.493314              5,102,411
    Fidelity Advisor Annuity
    Growth Opportunities Fund:
       Tax qualified ..........................              2,965,497          13.069019             38,756,137
       Non-tax qualified ......................              8,130,130          13.069019            106,252,823
    Fidelity Advisor Annuity High Yield Fund:
       Tax qualified ..........................                798,794          11.846502              9,462,915
       Non-tax qualified ......................              2,248,404          11.846502             26,635,722
    Fidelity Advisor Annuity
    Income & Growth Fund:
       Tax qualified ..........................                975,789          11.234358             10,962,363
       Non-tax qualified ......................              2,441,208          11.234358             27,425,405
    Fidelity Advisor Annuity Money Market Fund:
       Tax qualified ..........................                798,314          10.375160              8,282,635
       Non-tax qualified ......................              1,833,132          10.375160             19,019,038
    Fidelity Advisor Annuity Overseas Fund:
       Tax qualified ..........................                369,362          10.858102              4,010,570
       Non-tax qualified ......................              1,018,290          10.858102             11,056,697
                                                             =========   ================       ----------------
                                                                                                $    300,652,327
                                                                                                ================




See accompanying notes to financial statements.

================================================================================

================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          YEAR ENDED DECEMBER 31, 1995

                                                                        1995
                                                                        ----
INVESTMENT ACTIVITY:
  Reinvested capital gains and dividends ................         $   5,253,187
                                                                  -------------
  Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares .....            10,325,387
    Cost of mutual fund shares sold .....................           (10,182,494)
                                                                  -------------
    Realized gain (loss) on investments .................               142,893
    Change in unrealized gain (loss) on investments .....            12,550,359
                                                                  -------------
      Net gain (loss) on investments ....................            12,693,252
                                                                  -------------
          Net investment activity .......................            17,946,439
                                                                  -------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .......           286,274,311
  Redemptions ...........................................            (2,222,588)
  Adjustments to maintain reserves ......................                 8,009
                                                                  -------------
          Net equity transactions .......................           284,059,732
                                                                  -------------
EXPENSES (NOTE 2):
  Contract charges ......................................            (1,324,828)
  Contingent deferred sales charges .....................               (29,016)
                                                                  -------------
          Total expenses ................................            (1,353,844)
                                                                  -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...................           300,652,327
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............                  --
                                                                  -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................         $ 300,652,327
                                                                  =============





See accompanying notes to financial statements.

================================================================================

================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Organization and Nature of Operations

   Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

  (b) The Contracts

   Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

   Contract owners in either the accumulation or the payout phase may invest in any of the following:

         Fidelity Advisor Annuity Government Investment Fund (FAAGvInv) Fidelity Advisor Annuity Growth Opportunities Fund (FAAGroOp) Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
         Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr)
         Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
         Fidelity Advisor Annuity Overseas Fund (FAAOSeas)

   At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c) Security Valuation, Transactions and Related Investment Income

   The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

  (d) Federal Income Taxes

   Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

   The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

  (e) Use of Estimates in the Preparation of Financial Statements

   The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following administrative charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculations equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

  (3) SCHEDULE I

    Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

        -   Beginning unit value - Jan. 1

        -   Reinvested capital gains and dividends
            (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

        -   Unrealized gain (loss)
            (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

        -   Contract charges
            (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

        -   Ending unit value - Dec. 31

        -   Percentage increase (decrease) in unit value.

    For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

================================================================================

                                                                      SCHEDULE I

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                   FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1995

                                               FAAGvInv          FAAGroOp       FAAHiYld        FAAIncGr     FAAMyMkt    FAAOSeas
                                               --------          --------       --------        --------     --------    --------
1995
    Beginning unit value - Jan. 1           $  10.000000        10.000000       10.000000       10.000000    10.000000   10.000000
----------------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains and dividends       .562856          .177745         .424612         .217242      .517389     .059248
----------------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                      1.081135         3.053458        1.576049        1.165103      .000000     .944343
----------------------------------------------------------------------------------------------------------------------------------
    Contract charges                            (.139196)        (.149120)       (.142337)       (.136764)    (.131851)   (.134618)
----------------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31             $  11.504795        13.082083       11.858324       11.245581    10.385538   10.868973
----------------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value*                                15%              31%             19%             12%           4%          9%
==================================================================================================================================


    * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                   FIDELITY ADVISOR ANNUITY SELECT CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1995

                                             FAAGvInv      FAAGroOp    FAAHiYld   FAAIncGr    FAAMyMkt     FAAOSeas
                                             --------      --------    --------   --------    --------     --------
1995
    Beginning unit value - Jan. 1            $10.000000   10.000000   10.000000   10.000000   10.000000   10.000000
-------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains and dividends      .562307     .177572     .424198     .217030     .517131     .059190
-------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                     1.080916    3.052053    1.575576    1.164620     .000000     .943888
-------------------------------------------------------------------------------------------------------------------
    Contract charges                           (.149909)   (.160606)   (.153272)   (.147292)   (.141971)   (.144976)
-------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31              $11.493314   13.069019   11.846502   11.234358   10.375160   10.858102
-------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value*                               15%         31%         18%         12%          4%          9%
===================================================================================================================

    *An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See note 3.

================================================================================

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                                                                      Schedule I
                                                                     -----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       Summary of Investments - Other Than Investments in Related Parties
                               December 31, 1995
                                (000's omitted)

                                                                     ----------------- ---------------  ------------------
                                                                         Column B         Column C           Column D
                                                                     ----------------- ---------------  ---------------
                                                                                                         Amount at which
                                                                                                           shown in the
                                                                                                           consolidated
                                                                           Cost         Market value      balance sheet
                                                                     ----------------- ---------------- -------------------
Fixed maturities available-for-sale:
   Bonds and notes:
      U.S. Government and government agencies and authorities          $  3,913,961         4,116,744          4,116,744
      States, municipalities and political subdivisions                       9,742            10,993             10,993
      Foreign governments                                                   162,442           172,016            172,016
      Public utilities                                                    2,053,701         2,146,000          2,146,000
      All other corporate                                                 7,298,784         7,721,624          7,721,624
                                                                     ----------------- ---------------- -------------------
          Total fixed maturities available-for-sale                      13,438,630        14,167,377         14,167,377
                                                                     ----------------- ---------------- -------------------
Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                26,037            32,474             32,474
   Non-redeemable preferred stock                                             1,325             1,244              1,244
                                                                     ----------------- ---------------- -------------------
          Total equity securities available-for-sale                         27,362            33,718             33,718
                                                                     ----------------- ---------------- -------------------

Mortgage loans on real estate                                             4,838,432                            4,786,599*
Real estate:
   Investment properties                                                    213,340                              171,739*
   Acquired in satisfaction of debt                                          82,930                               67,350*
Policy loans                                                                370,908                              370,908
Other long-term investments                                                  73,190                               67,280#
Short-term investments                                                       45,732                               45,732
                                                                     -----------------                  -------------------
          Total investments                                             $19,090,524                           19,710,703
                                                                     =================                  ===================


* Difference from Column B is primarily due to accumulated depreciation and valuation allowances due to impairments on real estate and valuation allowances due to impairments on mortgage loans on real estate. See Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

# Difference from Column B is primarily due to operating losses of investments in limited partnerships.


See accompanying independent auditors' report.

                                                                   Schedule III
                                                                   ------------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Supplementary Insurance Information
                        December 31, 1995, 1994 and 1993
                                (000's omitted)


----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred       Future policy                           Other policy
                                        policy      benefits, losses,                          claims and
             Segment                 acquisition        claims and      Unearned premiums   benefits payable      Premium
                                        costs         loss expenses            (1)                 (2)            revenue
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
1995: Long-term savings                $   668,784          14,847,449                                    455               -
      Life insurance                       416,209           2,494,344                                408,990         274,957
      Accident and health
       insurance                             9,202             858,335                                 15,264         509,658
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,094,195          18,200,128                                424,709         784,615
                                    ============== =====================                    ================== ===============

1994: Long-term savings                    663,696          13,300,015                                    240               -
      Life insurance                       387,486           2,245,375                                397,174         209,538
      Accident and health
       insurance                            12,977             776,071                                 13,414         324,524
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,064,159          16,321,461                                410,828         534,062
                                    ============== =====================                    ================== ===============

1993: Long-term savings                    506,243          11,308,024                                  1,262               -
      Life insurance                       291,683           2,047,844                                378,788         215,715
      Accident and health
       insurance                            14,018             736,387                                 14,595         312,655
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                     $   811,944          14,092,255                                394,645         528,370
                                    ============== =====================                    ================== ===============

----------------------------------- -------------- -------------------- ------------------  -----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                         Net                                Amortization           Other
                                      investment    Benefits, claims,       of deferred          operating
             Segment                    income          losses and            policy              expenses         Premiums
                                         (3)       settlement expenses   acquisition costs          (3)             written
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------

1995: Long-term savings                 $1,124,207           1,009,632             51,998             210,525
      Life insurance                       202,285             267,123             34,124              94,461
      Accident and health
       insurance                            22,725             379,532              6,922             153,984         473,513
      Corporate                            133,763                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,482,980           1,656,287             93,044             458,970
                                    ============== ==================== =================== ==================

1994: Long-term savings                    945,318             807,756             56,236             171,038
      Life insurance                       183,933             237,125             33,394              90,535
      Accident and health
       insurance                           21,020             234,882              5,114              90,829         315,688
      Corporate                            139,230                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,289,501           1,279,763             94,744             352,402
                                    ============== ==================== =================== ==================

1993: Long-term savings                    897,639             800,385             43,291             157,046
      Life insurance                       178,978             227,786             35,220              89,496
      Accident and health
       insurance                            27,108             208,735             23,623              82,854        263,117
      Corporate                            100,701                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,204,426           1,236,906            102,134             329,396
                                    ============== ==================== =================== ==================

(1)  Unearned premiums are included in Column C amounts.        (3)  Allocations of net investment income and certain general
(2)  Column E agrees to the sum of the consolidated balance          expenses are based on a number of assumptions and
     sheet captions, "Policyholders' dividend                        estimates, and reported operating results would
     accumulations" and "Other policyholder funds".                  change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                     Schedule IV
                                                                     -----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  Reinsurance
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                ------------------- ------------------ ----------------- ------------------ ---------------
1995:
Life insurance in force              $51,613,116          6,865,011            742,451        45,490,556           1.6%
                                =================== ================== ================= ================== ===============

Premiums:
   Life insurance                        281,687             12,817              6,087           274,957           2.2%
   Accident and health
     insurance                           427,943             73,131            154,846           509,658          30.4%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     709,630             85,948            160,933           784,615          20.5%
                                =================== ================== ================= ================== ===============
1994:
Life insurance in force              $46,262,595          5,289,259            819,799        41,793,135           2.0%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        209,918              7,551              7,171           209,538           3.4%
   Accident and health
     insurance                           389,573             69,095              4,046           324,524           1.2%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     599,491             76,646             11,217           534,062           2.1%
                                =================== ================== ================= ================== ===============

1993:
Life insurance in force              $39,417,116          4,352,071            180,739        35,245,784           0.5%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        218,764              6,161              3,112           215,715           1.4%
   Accident and health
     insurance                           398,289             88,506              2,872           312,655           0.9%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     617,053             94,667              5,984           528,370           1.1%
                                =================== ================== ================= ================== ===============


See accompanying independent auditors' report.

                                                                      Schedule V
                                                                      ----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       Valuation and Qualifying Accounts
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                    Column A                         Column B               Column C               Column D      Column E
------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
Description                                           period        expenses     other accounts      (1)          period
------------------------------------------------- ---------------------------------------------- ------------- -------------
1995:
Valuation allowances - fixed maturity securities       $     -         10,153               -         10,153             -
Valuation  allowances  - mortgage  loans on real
  estate                                                47,892          7,653               -          4,850        50,695
Valuation allowances - real estate                      27,330         (1,080)              -              -        26,250
Valuation allowances - other long-term
  investments                                                -            457               -              -           457


1994:
Valuation allowances - fixed maturity securities         6,680         (6,680)              -              -             -
Valuation  allowances  - mortgage loans on real
  estate                                                42,350         21,672               -         16,130        47,892
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330


1993:
Valuation allowances - fixed maturity securities         5,746            934               -              -         6,680
Valuation  allowances - mortgage loans on real
  estate                                                31,872         28,241               -         17,763        42,350
Valuation allowances - real estate                      35,471         (4,114)              -              -        31,357
Valuation allowances - other long-term
  investments                                              700           (700)              -              -             -


(1) Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a) Financial Statements:
               (1) Financial statements and schedule included               PAGE
                   in Prospectus
                   (Part A):

                   Condensed Financial Information                            15

               (2) Financial statements and schedule included                 45
                   in Part B:

                   Those financial statements required by Item 23 to be included in Part B have been incorporated by reference to the Prospectus (Part A).

           Nationwide Fidelity Advisor Variable Account:

                   Independent Auditors' Report.                              45

                   Statement of Assets, Liabilities and Contract

                   Owners' Equity as of December 31, 1995.                    46

                   Statement of Operations and Changes in Contract

                   Owners' Equity for the years ended December 31, 1995.      48

                   Notes to Financial Statements.                             49

                   Schedules of Changes in Unit Value.                        51

           Nationwide Life Insurance Company:

                   Independent Auditors' Report.                              53

                   Consolidated Balance Sheets as of December                 54
                   31, 1995 and 1994.

                   Consolidated Statements of Income for the                  55
                   years ended December 31, 1995, 1994 and
                   1993.

                   Consolidated Statements of Shareholder's                   56
                   Equity for the years ended December 31,
                   1995, 1994 and 1993.

                   Consolidated Statements of Cash Flows for                  57
                   the years ended December 31, 1995, 1994
                   and 1993.

                   Notes to Consolidated Financial Statements.                58

                   Schedule I - Summary of Investments - Other
                   Than Investments in Related Parties.                       78

                   Schedule III - Supplementary Insurance Information.        79

                   Schedule IV - Reinsurance.                                 80

                   Schedule V - Valuation and Qualifying Accounts.            81





                                    82 of 97

Item 24.   (b) Exhibits

                     (1)  Resolution of the Depositor's Board of
                          Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, (File No. 33-82190) on November 8, 1994 and hereby incorporated by reference.

                     (2)  Not Applicable

                     (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, (File No. 33-82190) on November 8, 1994 and hereby incorporated by reference.

                     (4) The form of the variable annuity contract - Filed previously with the Registration Statement (File No. 33-82190) on November 8, 1994, and hereby incorporated by reference.

                    (5)   Variable Annuity Application -
                          Filed previously with the Registration
                          Statement (File No. 33-82190) on November
                          8, 1994, and hereby incorporated by
                          reference.

                     (6) Articles of Incorporation of Depositor - Filed previously with the Registration
                          Statement, (File No. 33-82190) on
                          November 8, 1994 and hereby incorporated by reference.

                     (7)  Not Applicable

                     (8)  Not Applicable

                     (9) Opinion of Counsel - Filed previously with the Registration Statement, (File No.
                          33-82190) on November 8, 1994 and hereby incorporated by reference.

                    (10)  Not Applicable

                    (11)  Not Applicable

                    (12)  Not Applicable

                    (13) Performance Advertising Calculation Schedule - Filed previously with the Registration Statement (File No. 33-82190) on November 8, 1994, and hereby incorporated by reference.



                               83 of 97

Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

                 NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                 BUSINESS ADDRESS                                WITH DEPOSITOR

                 Lewis J. Alphin                                    Director
                 519 Bethel Church Road
                 Mount Olives, NC  28365

                 Keith W. Eckel                                     Director
                 1647 Falls Road
                 Clarks Summit, PA 18411

                 Willard J. Engel                                   Director
                 1100 East Main Street
                 Marshall, MN 56258

                 Fred C. Finney                                     Director
                 1558 West Moreland Road
                 Wooster, OH 44691

                 Charles L. Fuellgraf, Jr.                          Director
                 600 South Washington Street
                 Butler, PA  16001

                 Joseph J. Gasper                     President and Chief Operating Officer
                 One Nationwide Plaza                             and Director
                 Columbus, OH  43215

                 Henry S. Holloway                               Chairman of the
                 1247 Stafford Road                                   Board
                 Darlington, MD  21034

                 D. Richard McFerson                  Chairman and Chief Executive Officer-
                 One Nationwide Plaza                    Nationwide Insurance Enterprise
                 Columbus, OH  43215                              and Director

                 David O. Miller                                    Director
                 115 Sprague Drive
                 Hebron, Ohio  43025

                 C. Ray Noecker                                     Director
                 2770 State Route 674 South
                 Ashville, OH 43103

                 James F. Patterson                                 Director
                 8765 Mulberry Road
                 Chesterland, OH  44026




                               84 of 97

                 NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                 BUSINESS ADDRESS                                WITH DEPOSITOR

                 Arden L. Shisler                                   Director
                 1356 North Wenger Road
                 Dalton, OH  44618

                 Robert L. Stewart                                  Director
                 88740 Fairview Road
                 Jewett, OH  43986

                 Nancy C. Thomas                                    Director
                 10835 Georgetown Street NE
                 Louisville, OH  44641

                 Harold W. Weihl                                    Director
                 14282 King Road
                 Bowling Green, OH  43402

                 Gordon E. McCutchan                        Executive Vice President,
                 One Nationwide Plaza                      Law and Corporate Services
                 Columbus, OH  43215                              and Secretary

                 Robert A. Oakley                           Executive Vice President-
                 One Nationwide Plaza                        Chief Financial Officer
                 Columbus, Ohio  43215

                 James E. Brock                              Senior Vice President -
                 One Nationwide Plaza                        Life Company Operations
                 Columbus, OH  43215

                 W. Sidney Druen                        Senior Vice President and General
                 One Nationwide Plaza                    Counsel and Assistant Secretary
                 Columbus, OH  43215

                 Harvey S. Galloway, Jr.              Senior Vice President-Chief Actuary-
                 One Nationwide Plaza                      Life, Health and Annuities
                 Columbus, OH  43215

                 Richard A. Karas                        Senior Vice President - Sales -
                 One Nationwide Plaza                          Financial Services
                 Columbus, OH  43215

                 Michael D. Bleiweiss                            Vice President-
                 One Nationwide Plaza                         Deferred Compensation
                 Columbus, OH  43215




                               85 of 97

                 NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                 BUSINESS ADDRESS                                WITH DEPOSITOR

                 Matthew S. Easley                              Vice President -
                 One Nationwide Plaza                     Annuity and Pension Actuarial
                 Columbus, OH  43215

                 Ronald L. Eppley                                Vice President-
                 One Nationwide Plaza                               Pensions
                 Columbus, OH  43215

                 Timothy E. Murphy                               Vice President-
                 One Nationwide Plaza                          Strategic Marketing
                 Columbus, Ohio  43215

                 R. Dennis Noice                                 Vice President-
                 One Nationwide Plaza                    Individual Investment Products
                 Columbus, OH  43215

                 Joseph P. Rath                                 Vice President -
                 One Nationwide Plaza                       Associate General Counsel
                 Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

              * Subsidiaries for which separate financial statements are filed

              ** Subsidiaries included in the respective consolidated financial statements

              *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

              ****   other subsidiaries



                                    86 of 97

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                                                         OF              OTHERWISE
                        COMPANY                     ORGANIZATION         INDICATED                   PRINCIPAL BUSINESS

         Affiliate Agency of Ohio, Inc.                 Ohio                                 Life Insurance Agency

         Affiliate Agency, Inc.                       Delaware                               Life Insurance Agency

         Allnations, Inc.                               Ohio                                 Promotes cooperative insurance
                                                                                             corporations worldwide

         American Marine Underwriters,                Florida                                Underwriting Manager
         Inc.

         Auto Direkt Insurance Company                Germany                                Insurance Company

         The Beak and Wire Corporation                  Ohio                                 Radio Tower Joint Venture

         California Cash Management Company          California                              Investment Securities Agent

         Colonial County Mutual insurance              Texas                                 Insurance Company
         Company

         Colonial Insurance Company of               California                              Insurance Company
         California

         Columbus Insurance Brokerage                 Germany                                Insurance Broker
         and Service GMBH

         Companies Agency Insurance                  California                              Insurance Broker
         Services of California

         Companies Agency of Alabama,                 Alabama                                Insurance Broker
         Inc.

         Companies Agency of Idaho, Inc.               Idaho                                 Insurance Broker

         Companies Agency of Illinois,               Illinois                                Acts as Collection Agent for Policies
         Inc.                                                                                placed through Brokers

         Companies Agency of Kentucky,                Kentucky                               Insurance Broker
         Inc.

         Companies Agency of                        Massachusetts                            Insurance Broker
         Massachusetts, Inc.

         Companies Agency of New York,                New York                               Insurance Broker
         Inc.

         Companies Agency of                        Pennsylvania                             Insurance Broker
         Pennsylvania, Inc.

         Companies Agency of Phoenix,                 Arizona                                Insurance Broker
         Inc.

         Companies Agency of Texas, Inc.               Texas                                 Insurance Broker
         Companies Agency, Inc.                      Wisconsin                               Insurance Broker

         Companies Annuity Agency of                   Texas                                 Insurance Broker
         Texas, Inc.

         Countrywide Services                         Delaware                               Products Liability, Investigative and
         Corporation                                                                         Claims Management Services

         Employers Insurance of Wausau               Wisconsin                               Insurance Company
         A Mutual Company


                                    87 of 97

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                                                         OF              OTHERWISE
                        COMPANY                     ORGANIZATION         INDICATED                   PRINCIPAL BUSINESS

     **  Employers Life Insurance                    Wisconsin                               Life Insurance Company
         Company of Wausau

         F & B, Inc.                                    Iowa                                 Insurance Agency

         Farmland Mutual Insurance                      Iowa                                 Insurance Company
         Company

         Financial Horizons Distributors              Alabama                                Life Insurance Agency
         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                                 Insurance Agency
         Agency of Ohio

         Financial Horizons Distributors              Oklahoma                               Life Insurance Agency
         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                                 Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment              Massachusetts                            Investment Company
         Trust

         Financial Horizons Securities                Oklahoma                               Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                                 Cost Control Business

         Gates, McDonald & Company of                  Nevada                                Self-Insurance Administration Claims
         Nevada                                                                              Examinations and Data Processing
                                                                                             Services

         Gates, McDonald & Company of                 New York                               Workers Compensation Claims
         New York, Inc.                                                                      Administration

         Greater La Crosse Health Plans,             Wisconsin                               Writes Commercial Health and Medicare
         Inc.                                                                                Supplement Insurance

         InHealth Agency, Inc.                          Ohio                                 Insurance Agency

         InHealth Management Systems,                   Ohio                                 Develops and operates Managed Care
         Inc.                                                                                Delivery System

         Insurance Intermediaries, Inc.                 Ohio                                 Insurance Broker and Insurance Agency

         Key Health Plan, Inc.                       California                              Pre-paid health plans

         Landmark Financial Services of               New York                               Life Insurance Agency
         New York, Inc.

         Leben Direkt Insurance Company               Germany                                Life Insurance Company

         Lone Star General Agency, Inc.                Texas                                 Insurance Agency

     **  MRM Investments, Inc.                          Ohio                                 Owns and operates a Recreational Ski
                                                                                             Facility

     **  National Casualty Company                    Michigan                               Insurance Company

         National Casualty Company of              Great Britain                             Insurance Company
         America, Ltd.

     **  National Premium and Benefit                 Delaware                               Insurance Administrative Services
         Administration Company

         Nationwide Agribusiness                        Iowa                                 Insurance Company
         Insurance Company

         Nationwide Cash Management                     Ohio                                 Investment Securities Agent
         Company




                                    88 of 97

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                                                         OF              OTHERWISE
                        COMPANY                     ORGANIZATION         INDICATED               PRINCIPAL BUSINESS

         Nationwide Communications, Inc.                Ohio                             Radio Broadcasting Business

         Nationwide Community Urban                     Ohio                             Redevelopment of blighted areas within
         Redevelopment Corporation                                                       the City of Columbus, Ohio

         Nationwide Corporation                         Ohio                             Organized for the purpose of acquiring,
                                                                                         holding, encumbering, transferring, or
                                                                                         otherwise disposing of shares, bonds, and
                                                                                         other evidences of indebtedness,
                                                                                         securities, and contracts of other persons,
                                                                                         associations, corporations, domestic or
                                                                                         foreign and to form or acquire the control
                                                                                         of other corporations

         Nationwide Development                         Ohio                             Owns, leases and manages commercial
         Company                                                                         real estate

         Nationwide Financial Institution             Delaware                           Insurance Agency

         Distributors Agency, Inc.

     **  Nationwide Financial Services,                 Ohio                             Registered Broker-Dealer, Investment
         Inc.                                                                            Manager and Administrator

         Nationwide General Insurance                   Ohio                             Insurance Company
         Company

         Nationwide HMO, Inc.                           Ohio                             Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                             Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                             Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Golf                      Ohio                             Membership Non-Profit Corporation
         Charities, Inc.

         Nationwide Investing Foundation              Michigan                           Investment Company

      *  Nationwide Investing                      Massachusetts                         Investment Company
         Foundation II

         Nationwide Investment Services               Oklahoma                           Registered Broker-Dealer in Deferred
         Corporation                                                                     Compensation Market

         Nationwide Investors Services,                 Ohio                             Stock Transfer Agent
         Inc.

     **  Nationwide Life and Annuity                    Ohio                             Life Insurance Company
         Insurance Company

     **  Nationwide Life Insurance                      Ohio                             Life Insurance Company
         Company

         Nationwide Lloyds                             Texas                             Texas Lloyds Company

         Nationwide Mutual Fire Insurance               Ohio                             Insurance Company
         Company

         Nationwide Mutual Insurance                    Ohio                             Insurance Company
         Company

         Nationwide Property and                        Ohio                             Insurance Company
         Casualty Insurance Company

     **  Nationwide Property                            Ohio                             Owns, leases, manages and deals in Real
         Management, Inc.                                                                Property



                                    89 of 97

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                                                         OF              OTHERWISE
                        COMPANY                     ORGANIZATION         INDICATED                   PRINCIPAL BUSINESS

     *  Nationwide Separate Account               Massachusetts                             Investment Company
        Trust

        NEA Valuebuilder Investor                    Alabama                                Life Insurance Agency
        Services of Alabama, Inc.

        NEA Valuebuilder Investor                    Arizona                                Life Insurance Agency
        Services of Arizona, Inc.

        NEA Valuebuilder Investor                 Massachusetts                             Life Insurance Agency
        Services of Massachusetts, Inc.

        NEA Valuebuilder Investor                    Montana                                Life Insurance Agency
        Services of Montana, Inc.

        NEA Valuebuilder Investor                     Nevada                                Life Insurance Agency
        Services of Nevada, Inc.

        NEA Valuebuilder Investor                      Ohio                                 Life Insurance Agency
        Services of Ohio, Inc.

        NEA Valuebuilder Investor                    Oklahoma                               Life Insurance Agency
        Services of Oklahoma, Inc.

        NEA Valuebuilder Investor                     Texas                                 Life Insurance Agency
        Services of Texas, Inc.

        NEA Valuebuilder Investor                    Wyoming                                Life Insurance Agency
        Services of Wyoming

        NEA Valuebuilder Investor                    Delaware                               Life Insurance Agency
        Services, Inc.

        NEA Valuebuilder Services                 Massachusetts                             Life Insurance Agency
        Insurance Agency, Inc.

        Neckura General Insurance                    Germany                                Insurance Company
        Company

        Neckura Holding Company                      Germany                                Administrative Service for Neckura
                                                                                            Insurance Group

        Neckura Insurance Company                    Germany                                Insurance Company

        Neckura Life Insurance Company               Germany                                Life Insurance Company

        NWE, Inc.                                      Ohio                                 Special Investments

        PEBSCO of Massachusetts                   Massachusetts                             Markets and Administers Deferred
        Insurance Agency, Inc.                                                              Compensation Plans for Public
                                                                                            Employees

        PEBSCO of Texas, Inc.                         Texas                                 Markets and Administers Deferred
                                                                                            Compensation Plans for Public
                                                                                            Employees

        Pension Associates of Wausau,               Wisconsin                               Pension plan administration, record
        Inc.                                                                                keeping and consulting and compensation
                                                                                            consulting

        Public Employees Benefit                     Delaware                               Marketing and Administration of Deferred
        Services Corporation                                                                Employee Compensation Plans for Public
                                                                                            Employees

        Public Employees Benefit                     Alabama                                Markets and Administers Deferred
        Services Corporation of Alabama                                                     Compensation Plans for Public
                                                                                            Employees



                                    90 of 97

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                                                         OF              OTHERWISE
                        COMPANY                     ORGANIZATION         INDICATED                   PRINCIPAL BUSINESS

         Public Employees Benefit                     Arkansas                               Markets and Administers Deferred
         Services Corporation of Arkansas                                                    Compensation Plans for Public
                                                                                             Employees

         Public Employees Benefit                     Montana                                Markets and Administers Deferred
         Services Corporation of Montana                                                     Compensation Plans for Public
                                                                                             Employees

         Public Employees Benefit                    New Mexico                              Markets and Administers Deferred
         Services Corporation of New                                                         Compensation Plans for Public
         Mexico                                                                              Employees

         Scottsdale Indemnity Company                   Ohio                                 Insurance Company

         Scottsdale Insurance Company                   Ohio                                 Insurance Company

         SVM Sales GmbH, Neckura                      Germany                                Sales support for Neckura Insurance
         Insurance Group                                                                     Group

         Wausau Business Insurance                    Illinois                               Insurance Company
         Company

         Wausau General Insurance                     Illinois                               Insurance Company
         Company

         Wausau Insurance Company                  United Kingdom                            Insurance and Reinsurance Company
         (U.K.) Limited

         Wausau International                        California                              Special Risks, Excess and Surplus Lines
         Underwriters                                                                        Insurance Underwriting Manager

     **  Wausau Preferred Health                     Wisconsin                               Insurance and Reinsurance Company
         Insurance Company

         Wausau Service Corporation                  Wisconsin                               Holding Company

         Wausau Underwriters Insurance               Wisconsin                               Insurance Company
         Company

     **  West Coast Life Insurance                   California                              Life Insurance Company
         Company



                                    91 of 97

                                                                       NO. VOTING
                                                                       SECURITIES
                                                  STATE           (SEE ATTACHED CHART)
                                                    OF              UNLESS OTHERWISE
                COMPANY                        ORGANIZATION            INDICATED                     PRINCIPAL BUSINESS


      *  MFS Variable Account                      Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  NACo Variable Account                     Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide DC Variable                    Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Separate Account No. 1                    Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Multi-Flex Variable            Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                   Account

      *  Nationwide VA Separate                    Ohio            Nationwide Life and             Issuer of Annuity Contracts
         Account-A                                                 Annuity Separate Account

      *  Nationwide VA Separate                    Ohio            Nationwide Life and             Issuer of Annuity Contracts
         Account-B                                                 Annuity Separate Account

         Nationwide VA Separate                    Ohio            Nationwide Life and             Issuer of Annuity Contracts
         Account-C                                                 Annuity Separate Account

      *  Nationwide VA Separate                    Ohio            Nationwide Life and             Issuer of Annuity Contracts
         Account-Q                                                 Annuity Separate Account

      *  Nationwide Variable Account               Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-II            Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-3             Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-4             Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-5             Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Fidelity Advisor               Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
         Variable Account                                          Account

      *  Nationwide Variable Account-6             Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide Variable Account-8             Ohio            Nationwide Life Separate        Issuer of Annuity Contracts
                                                                   Account

      *  Nationwide VL Separate                    Ohio            Nationwide Life and             Issuer of Life Insurance
         Account-A                                                 Annuity Separate Account        Contracts


      *  Nationwide VL Separate                    Ohio            Nationwide Life and             Issuer of Life Insurance
         Account - B                                               Annuity Separate Account        Contracts


      *  Nationwide VLI Separate Account           Ohio            Nationwide Life Separate        Issuer of Life Insurance
                                                                   Account                         Contracts

      *  Nationwide VLI Separate                   Ohio            Nationwide Life Separate        Issuer of Life Insurance
         Account-2                                                 Account                         Contracts

      *  Nationwide VLI Separate                   Ohio            Nationwide Life Separate        Issuer of Life Insurance
         Account-3                                                 Account                         Contracts




                                    92 of 97

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                      (EMPLOYERS)                                               |_________________________________
|                         Contribution Note          Cost                                        |_________________________________
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________       _____________________       __________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |     |                     |     |                  |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |     |                     |     |                  |
   |                               |    |                                |     |  NATIONWIDE  LLOYDS |     |    COMPANIES     |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |     |                     |     |                  |
   |  -------------   Shares       |    |   -------------   Shares       |_____|                     |_____|    AGENCY OF     |
   |                               |    |                                |_____|                     |_____|                  |
   |                  Cost         |    |                   Cost         |     |                     |     |    TEXAS, INC.   |
   |                  ----         |    |                   ----         |     |    A TEXAS LLOYDS   |     |                  |
   |  Employers--                  |    |   Employers--                  |     |                     |     |                  |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |     |                     |     |                  |
   |_______________________________|    |________________________________|     |_____________________|     |__________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  10,900,000   |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $21,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $44,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |











                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF PHOENIX, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |       UNDERWRITERS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |                              |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           |                                 |
                                                                                           |       NATIONWIDE INSURANCE      |
                                                                                           |      ENTERPRISE FOUNDATION      |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|

    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
___|           NATIONWIDE MUTUAL             |_____________________________________________|     NATIONWIDE MUTUAL     |
___|           INSURANCE COMPANY             |_____________________________________________|  FIRE INSURANCE COMPANY   |
   |              (CASUALTY)                 |                                             |          (FIRE)           |
   |_________________________________________|                                             |___________________________|
                  |                 ||  |________________________________________________________________        |
                  |                 ||  |                                                                |       |
    ______________|_______________  ||  |    _____________________________                  _____________|_______|______________
   |                              | ||  |   |                             |                |                                    |
   |      ALLNATIONS, INC.        | ||  |   |      NATIONWIDE GENERAL     |                |            NATIONWIDE              |
   |                              | ||  |   |      INSURANCE COMPANY      |                |            CORPORATION             |
   | Common Stock:  2,936         | ||  |   |                             |                |                                    |
   | -------------  Shares        | ||  |   | Common Stock: 20,000 Shares |                | Common Stock:           Control    |
   |                   Cost       | ||  |___| -------------               |                | -------------           -------    |
   |                   ----       | ||  |   |                             |                | $13,642,432             100%       |
   | Casualty-26%     $88,320     | ||  |   |                Cost         |                |                                    |
   | Fire-26%         $88,463     | ||  |   |                ----         |                |          Shares      Cost          |
   | Preferred Stock: 1,466 Shares| ||  |   | Casualty-100%    $5,944,422 |                |          -----       ----          |
   | ----------------             | ||  |   |_____________________________|                |  Casualty  12,992,922 $751,352,485 |
   |                  Cost        | ||  |                                                  |  Fire         649,510   24,007,936 |
   |                  ----        | ||  |                                                  |                                    |
   | Casualty-6.8%    $100,000    | ||  |                                                  |           (See Page 2)             |
   | Fire-6.8%        $100,000    | ||  |                                                  |____________________________________|
   |______________________________| ||  |
                                    ||  |
    _________________________       ||  |    _____________________________
   |                         |      ||  |   |                             |
   |      FARMLAND MUTUAL    |      ||  |   |     NATIONWIDE PROPERTY     |
   |     INSURANCE COMPANY   |      ||  |   |        AND CASUALTY         |
   |                         |      ||  |   |      INSURANCE COMPANY      |
   | Guaranty Fund           |______||  |   |                             |
   | -------------           |_______|  |   | Common Stock: 60,000 Shares |
   | Certificate             |          |   | -------------               |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |                             |
                   |                    |   |      COLONIAL INSURANCE     |
    _______________|___________         |   |    COMPANY OF CALIFORNIA    |
   |          F & B, INC.      |        |   |         (COLONIAL)          |
   |                           |        |   |                             |
   | Common Stock:    1 Share  |        |___| Common Stock: 1,750 Shares  |
   | -------------             |        |   | -------------               |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |                             |      |                          |
       |                            |   |   |         SCOTTSDALE          |      |    NATIONAL PREMIUM &    |
       |   NATIONWIDE AGRIBUSINESS  |   |   |     INSURANCE COMPANY       |      |  BENEFIT ADMINISTRATION  |
       |     INSURANCE COMPANY      |   |   |                             |      |         COMPANY          |
       |                            |   |   | Common Stock: 30,136 Shares |      |                          |
       | Common Stock:  1,000,000   |___|___| -------------               |______| Common Stock: 10,000     |
       | -------------  Shares      |   |   |                             |      | ------------  Shares     |
       |                            |   |   |                Cost         |      |                          |
       |                            |   |   |                ----         |      |                   Cost   |
       |                            |   |   | Casualty-100%  $150,000,000 |      |                   ----   |
       | Casualty-99.9% $26,714,335 |   |   |_____________________________|      | Scottsdale-100%  $10,000 |
       |                            |   |                                        |__________________________|
       | Other Capital:             |   |
       | --------------             |   |
       | Casualty-Ptd.  $   713,567 |   |
       |____________________________|   |
                                        |




















                                        |
                                        |
                                        |
                                        |    _____________________________                       ______________________________
                                        |   |      NECKURA HOLDING        |                     |           NECKURA            |
                                        |   |     COMPANY (NECKURA)       |                     |      INSURANCE COMPANY       |
                                        |   |                             |                     |                              |
                                        |   | Common Stock: 10,000 Shares |                     | Common Stock: 6,000 Shares   |
                                        |___| -------------               |_____________________| -------------                |
                                        |   |                             |               |     |                              |
                                        |   |                 Cost        |               |     |               Cost           |
                                        |   |                 ---         |               |     |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |     | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |     |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |      INSURANCE COMPANY      |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS INSURANCE     |
                                        |                                                 |     |    BROKERAGE AND SERVICE    |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIREKT          |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |    DEVELOPMENT COMPANY      |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |


















                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |      INDEMNITY COMPANY      |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |     INDEMNITY COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |______| Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |      |                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty-100%  $5,000,000   |      | Colonial $500,000        |
                                        |   |_____________________________|      | Lone Star 150,000        |
                                        |                                        |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |        CORPORATION          |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |      NATIONWIDE CASH        |
                                        |   |    MANAGEMENT COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |       CALIFORNIA CASH       |
                                        |   |     MANAGEMENT COMPANY      |
                                        |   |                             |
                                        |   | Common Stock:  90 Shares    |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $9,000       |
                                        |   |_____________________________|
                                        |












                                        |
                                        |    _____________________________       __________________________
                                        |   |          NATIONWIDE         |     |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS, INC.    |     |     WIRE CORPORATION     |
                                        |   |                             |     |                          |
                                        |   | Common Stock: 14,750 Shares |     | Common Stock: 750 Shares |
                                        |___| -------------               |_____| -------------            |
                                            |                             |     |                          |
                                            |                Cost         |     |           Cost           |
                                            |                ----         |     |           ----           |
                                            | Casualty-100%  $11,510,000  |     | NW Comm-  $531,000       |
                                            |                             |     | 100%                     |
                                            | Other Capital:              |     |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Contractual Association  - Double Line

                                                                                                          December 31, 1995

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)
                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|_________________
                                                                                          |   NATIONWIDE LIFE INSURANCE  |
                                                                                          |      COMPANY (NW LIFE)       |
                                                                                          |Common Stock: 3,814,779 Shares|
                                                                                          | -------------                |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $950,226,915    |
                                                                                          |______________________________|
                     _________________________________________________________________________________|
        ____________|_____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE        |             |     NATIONAL CASUALTY     |      |       |      NATIONWIDE LIFE AND     |
       | FINANCIAL SERVICES, INC. |             |       COMPANY (NC)        |      |       |   ANNUITY INSURANCE COMPANY  |
       |     (NW FIN. SERV.)      |             | Common Stock: 100 Shares  |      |       |                              |
 ______|Common Stock: 7,676 Shares|             | -------------             |      |       | Common Stock: 66,000 Shares  |
 | ____|-------------             |             |                           |      |_______| -------------                |
 | |   |               Cost       |             |               Cost        |      |       | NW Life-       Cost          |
 | |   |               ----       |             |               ----        |      |       | 100%           ----          |
 | |   | NW Life-100% $5,996,261  |             | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
 | |   |__________________________|             |___________________________|      |       |______________________________|
 | |    __________________________               ___________|_______________       |        ________________________________
 | |   |         NATIONWIDE       |             |                           |      |       |        WEST COAST LIFE         |
 | |   |  INVESTOR SERVICES, INC. |             |                           |      |       |       INSURANCE COMPANY        |
 | |   |  Common Stock: 5 Shares  |             |   NCC OF AMERICA, INC.    |      |       | Common Stock:  1,000,000 Shares|
 | |___|  -------------           |             |         (INACTIVE)        |      |_______| -------------                  |
 | |   |  NW Fin. Serv.-100%      |             |                           |      |       |                                |
 | |   |                  Cost    |             |          NC-100%          |      |       |                     Cost       |
 | |   |                  ----    |             |                           |      |       |                     ----       |
 | |   |                  $5,000  |             |                           |      |       | NW Life-100%    $133,809,265   |
 | |   |__________________________|             |___________________________|      |       |________________________________|
 | |    __________________________               ______________________________    |        ____________________________
 | |   |        NATIONWIDE        |            | EMPLOYERS LIFE INSURANCE CO. |    |       |   NATIONWIDE PROPERTY     |
 | |   |        INVESTING         |            |     OF WAUSAU (ELIOW)        |    |       |    MANAGEMENT, INC.       |
 | |   |        FOUNDATION        |            |                              |    |       | Common Stock: 59 Shares   |
 | |___|                          |      ______| Common Stock: 250,000 Shares |____|_______| ------------              |
 |  ___|                          |      |     | -------------  Cost          |    |       |                 Cost      |
 | |   |                          |      |     |                ----          |    |       |                 ----      |
 | |   |                          |      |     | NW Life-100%   $155,000,000  |    |       |  NW Life-100%  $1,907,896 |
 | |   |   COMMON LAW TRUST       |      |     |______________________________|    |       |__________________________ |
 | |   |__________________________|      |                                         |                  |
 | |                                     |       _____________________________     |        __________|_______________
 | |    __________________________       |      |       WAUSAU PREFERRED      |    |       |   MRM INVESTMENTS, INC.   |
 | |   |        NATIONWIDE        |      |      |     HEALTH INSURANCE CO.    |    |       |                           |
 | |   |        INVESTING         |      |      |                             |    |       | Common Stock: 1 Share     |
 | |___|        FOUNDATION II     |      |______| Common Stock: 200 Shares    |    |       | ------------              |
 |  ___|                          |      |      | -------------               |    |       |                           |
 | |   |                          |      |      |                  Cost       |    |       |                 Cost      |
 | |   |                          |      |      |                  ----       |    |       |  Nat. Prop.     ----      |
 | |   |    COMMON LAW TRUST      |      |      |  ELIOW -- 100%  $57,413,193 |    |       |  Mgmt.-100%    $550,000   |
 | |   |__________________________|      |      |_____________________________|    |       |___________________________|
 | |                                     |                                         |
 | |                                     |       _____________________________     |       ___________________________
 | |    __________________________       |      |    KEY HEALTH PLAN, INC.    |    |      |          NWE, INC.        |
 | |   |       NATIONWIDE         |      |      |                             |    |      |                           |
 | |   |    SEPARATE ACCOUNT      |      |______| Common Stock:  1,000 Shares |    |______| Common Stock: 100 Shares  |
 | |   |          TRUST           |             | -------------               |           | ------------              |
 | |___|                          |             |                  Cost       |           |                 Cost      |
 |  ___|                          |             |                  ----       |           |                 ----      |
 | |   |    COMMON LAW TRUST      |             | ELIOW-80%        $2,700,000 |           |  NW Life-100% $35,971,375 |
 | |   |                          |             |_____________________________|           |___________________________|
 | |   |__________________________|
 | |
 | |    __________________________
 | |   |    FINANCIAL HORIZONS    |
 | |   |    INVESTMENT TRUST      |
 | |___|                          |
 |_____|                          |
       |    COMMON LAW TRUST      |
       |__________________________|

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|          INSURANCE COMPANY            |___________________________________________________________
                                |              (CASUALTY)               |
                                |_______________________________________|
                                                    |               _______________________________________________________________
                                  __________________|______________|___
                                 |  NATIONWIDE CORPORATION (NW Corp)   |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,642,432         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty   12,992,922  $751,352,485 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_________________                      _____________|_____________                 ____________|______________
       | PUBLIC EMPLOYEES BENEFIT     |                   |      GATES, McDONALD      |               |    NATIONWIDE FINANCIAL   |
       |SERVICES CORPORATION (PEBSCO) |                   |      & COMPANY (GATES)    |               |  INSTITUTION DISTRIBUTORS |
 ______| Common Stock: 236,494 Shares |                   | Common Stock: 254 Shares  |               |      AGENCY, INC. (NFIDAI)|
|  ____| -------------                |                   | -------------             |___       _____| Common Stock: 1,000 Shares|
| |    |               Cost           |                   |                           |   |     |  ___| -------------             |
| |    | NW Corp.-     ----           |                   |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $ 7,830,936    |                   |               ----        |   |     | |   | NW Corp.      ----        |
| |    |______________________________|                   | NW Corp.-     $25,683,532 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |    ___________________________
| |    |     PEBSCO SECURITIES      |                     |     OF NEW YORK, INC.     |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.            |                     | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000 Shares |                     | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | -------------              |                     |                           |   |     | |___|Common Stock: 10,000 Shares|
| |    |                  Cost      |                     |                Cost       |   |     | |   |-----------                |
| |    |                  ----      |                     |                ----       |   |     | |   |               Cost        |
| |    |     PEBSCO-100%  $25,000   |                     | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |____________________________|                     |                           |   |     | |   | NFIDAI-100%    $100       |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |
| |    |          PEBSCO OF         |                     |         OF NEVADA         |   |     | |    ___________________________
| |    |           ALABAMA          |                     |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    |Common Stock: 100,000 Shares|                     |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____|-------------               |                     |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost     |                     |   Gates-100%    Cost      |         | |___|Common Stock: 10,000 Shares|
| |    |                   ----     |                     |                 ----      |         | |   |-------------              |
| |    |  PEBSCO-100%      $1,000   |                     |                 $93,750   |         | |   |               Cost        |
| |    |____________________________|                     |___________________________|         | |   |               ----        |
| |                                                                                             | |   | NFIDAI-100%    $10,100    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ____________________________                                                            | |
| |    |         PEBSCO OF          |                                                           | |
| |    |         ARKANSAS           |                                                           | |    ___________________________
| |    | Common Stock: 50,000 Shares|                                                           | |   |    FINANCIAL HORIZONS     |
| |____| -------------              |                                                           | |   |      SECURITIES CORP.     |
| |    |                  Cost      |                           ________________________________|_|___|Common Stock: 10,000 Shares|
| |    |                  ----      |                          |  AFFILIATE AGENCY, INC.   |    | |   |-------------              |
| |    | PEBSCO-100%      $500      |                          |                           |    | |   |               Cost        |
| |    |____________________________|                          |  Common Stock: 100 Shares |    | |   |               ----        |
| |                                                            |                           |    | |   | NFIDAI-100%   $153,000    |
| |                                                            |   NFIDAI-100%   Cost      |    | |   |___________________________|
| |                                                            |                 ----      |    | |
| |     ___________________________                            |                 $100      |    | |
| |    | PEBSCO OF MASSACHUSETTS   |                           |___________________________|    | |
| |    |  INSURANCE AGENCY, INC.   |                                                            | |    ___________________________
| |____| Common Stock: 1,000 Shares|                                                            | |   |                           |
| |    | -------------             |                                                            | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                                                            | |___|        DISTRIBUTORS       |
| |    |                   ----    |                                                            |  ___|       AGENCY OF OHIO,     |
| |    | PEBSCO-100%      $1,000   |                                                            | |   |            INC.           |
| |    |___________________________|                                                            | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |












| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |         MONTANA           |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 500 Shares  |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    | -------------             |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    |                  ----     |                                                            | |
| |    | PEBSCO-100%      $500     |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |         NEW MEXICO        |                                                            | |   |                           |
| |    |                           |                                                            | |___|    FINANCIAL HORIZONS     |
| |____|Common Stock: 1,000 Shares |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    |-------------              |                                                            | |   |       OF TEXAS, INC.      |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    |                   -----   |                                                            | |
| |    | PEBSCO-100%      $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____|         AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |        TEXAS, INC.        |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)
                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|        FIRE INSURANCE COMPANY         |
                      |               (FIRE)                  |
                      |_______________________________________|
________________________________________|











____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |    NATIONWIDE HMO, INC.   |
          |  INVESTOR SERVICES, INC.  |          |     |         (NW HMO)          |
          |           (NEA)           |          |     | Common Stock: 100 Shares  |
   _______| Common Stock: 500 Shares  |          |_____| ------------              |
  |  _____| -------------             |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $14,603,732 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |    INHEALTH MANAGEMENT    |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |_____|      OF ALABAMA, INC.     |          |     | Common Stock: 100 Shares  |
  | |     | Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW HMO        ----        |
  | |     | NEA-100%      $5,000      |          |     | INC.-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         INHEALTH          |
  | |     |     INVESTOR SERVICES     |          |     |        AGENCY, INC.       |
  | |     |      OF MONTANA, INC.     |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |                |               Cost        |
  | |     |               Cost        |                | NW HMO        ----        |
  | |     |               -----       |                | INC.-99%   $116,077       |
  | |     | NEA-100%      $500        |                |___________________________|
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|       OF NEVADA, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|        OF OHIO, INC.      |
  | |     | Common Stock:  100 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-91%        $5,000     |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|      OF WYOMING, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |      NEA VALUEBUILDER     |
  | |_____|     INVESTOR SERVICES     |
  | |     |       OF TEXAS, INC.      |
  | |     |                           |
  | |     |___________________________|









  | |
  | |      ___________________________
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|








Subsidiary Companies     --  Solid Line
Contractual Association  --  Double Line

December 31, 1995

Item 27.   NUMBER OF CONTRACT OWNERS

           The number of Contract Owners for Qualified and Non-Qualified Contracts as of February 22, 1996 was 1,584 and 1,169, respectively.

Item 28.   INDEMNIFICATION

           Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   PRINCIPAL UNDERWRITER

           (a) The principal underwriter is Fidelity Investments Institutional Services Company, Inc. which does not act as principal underwriter, depositor, sponsor, or investment adviser to any other investment company.

           (b)

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH UNDERWRITER

           William F. Devin                      Director

           Edward C. Johnson 3d                  Director

           Richard G. Malconian                  President

           Charles Delle Donne                   Senior Vice President and Regional Manager

           David Liebrock                        Senior Vice President and Regional Manager

           Nishan Vartabedian                    Senior Vice President and Regional Manager

           James M. McKinney                     Senior Vice President

           Lorrayne Chu                          Senior Vice President

           Thomas T. Bieniek                     Senior Vice President

           Marie Harrigan                        Senior Vice President

           Brian A. Clancey                      Senior Vice President

           William Adair                         Senior Vice President, Broker/Dealer

           Gregory Brakovich                     Senior Vice President, Broker/Dealer

           Virginia M. Meany                     Senior Vice President, Client Services

           Robert MacDonald                      Senior Vice President, Insurance Market

           Reed Tupper                           Senior Vice President, Insurance Market

           Arthur S. Loring                      Senior Vice President, Clerk and General Counsel

           Susan Pfau                            Vice President, Finance

           Joseph Collins                        Vice President, Human Resources




                                    95 of 97

           Robert Sauvageau                      Vice President, Systems

           Michael P. Castellano                 Financial Operations Officer

           Lois Towers                           Compliance Officer

           Steven Jonas                          Treasurer

           John D. Crumrine                      Assistant Treasurer

           David C. Weinstein                    Assistant Clerk

           (c)   Not applicable.

           The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 30.   LOCATION OF ACCOUNTS AND RECORDS

           Robert O. Cline
           Nationwide Life Insurance Company
           One Nationwide Plaza
           Columbus, OH  43216

Item 31.   MANAGEMENT SERVICES

           Not Applicable

Item 32.   UNDERTAKINGS

           The Registrant hereby undertakes to:

           (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

           (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
           Section 403(b)(11).



                                    96 of 97

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b), for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of October, 1996.

                                   NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                                  ----------------------------------------------
                                                 (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                  ----------------------------------------------
                                                  (Depositor)

                                               By/s/JOSEPH P. RATH
                                  ----------------------------------------------
                                                Joseph P. Rath
                                              Vice President and
                                           Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of October, 1996.

        SIGNATURE                            TITLE

LEWIS J. ALPHIN                             Director
-------------------------
Lewis J. Alphin

KEITH W. ECKEL                              Director
-------------------------
Keith W. Eckel

WILLARD J. ENGEL                            Director
-------------------------
Willard J. Engel

FRED C. FINNEY                              Director
-------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                   Director
-------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER           President/Chief Operating Officer and Director
-------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY               Chairman of the Board and Director
-------------------------
Henry S. Holloway
                           Chairman and Chief Executive Officer--Nationwide
D. RICHARD MCFERSON               Insurance Enterprise and Director
-------------------------
D. Richard McFerson

DAVID O. MILLER                             Director
-------------------------
David O. Miller

C. RAY NOECKER                              Director
-------------------------
C. Ray Noecker

ROBERT A. OAKLEY           Executive Vice President-Chief Financial Officer
-------------------------
Robert A. Oakley

JAMES F. PATTERSON                          Director      By/s/JOSEPH P. RATH
-------------------------                               -----------------------
James F. Patterson                                           Joseph P. Rath

ARDEN L. SHISLER                            Director
-------------------------
Arden L. Shisler

ROBERT L. STEWART                           Director
-------------------------
Robert L. Stewart
                                            Director
NANCY C. THOMAS
-------------------------
Nancy C. Thomas

HAROLD W. WEIHL                             Director
-------------------------
Harold W. Weihl


                                   97 of 97

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director